Short-term loans	12 Months Ended
Dec. 31, 2016
Short-term Debt [Abstract]
Short-term loans
16.	Short-term loans

On July 31, 2015, the Company issued a RMB2,447,240 (US$400,000) convertible note to a subsidiary of Tencent for a cash consideration of RMB2,447,240 (US$400,000) (“Original Convertible Note”) (See also Note 4(b)(ii)). The Original Convertible Note was issued at par, bearing a base interest rate of 5% per annum, with December 20, 2015 being the maturity date (“Original Maturity Date”). Pursuant to the note agreement, the Company was allowed to early repay the whole or any part of the principal amount of the note prior to the Original Maturity Date, without premium or penalty and Tencent shall have the right to convert all or portion of the outstanding loan amount into ordinary shares of the Company at a discount if the loan together with interest accrued is not paid on the Original Maturity Date.

On December 11, 2015, which was before the Original Maturity Date, the Company issued approximately 4.3 million Class A ordinary shares to Tencent to early repay RMB805,950 (US$125,000) principal amount and settle the accrued interest payable of RMB46,988 (US$7,288) of the Original Convertible Note. Also on the same date, the Company and Tencent entered into an amendment to the Original Convertible Note (the “Note Amendment”), pursuant to which the Original Convertible Note was replaced by a new convertible note (the “Amended Convertible Note”) issued to Tencent. The principal amount of the Amended Convertible Note was RMB1,773,090 (US$275,000), the interest rate increased to 6% and the maturity date of the Amended Convertible Note was June 20, 2016.

The Company determined that the Note Amendment was accounted for as a debt modification, not a debt extinguishment because the changes of the cash flow before and after the Note Amendment were less than 10% pursuant to ASC 470-50-40-12. Therefore, interest expense for the period from July 31, 2015 to December 11, 2015 was recognized based on 5% per annum and principal amount of the Original Convertible Note, and subsequently, interest expense for the period from December 12, 2015 to December 31, 2015 was recognized based on 6% per annum and the reduced principal amount of the Amended Convertible Note.

The Company determined that the embedded features of the Original and Amended Convertible Note are not required to be bifurcated and accounted for as derivatives because they are neither assessed to be material nor are considered clearly and closely related to the economic characteristics and risks of the host debt contract pursuant to ASC 815-15-25-1(a) and ASC 815-15-25-42.

In April 2016, the Company obtained an interest-bearing loan of RMB1,780,955 (US$275,000) in U.S. dollar from CMB Bank, which was secured by 12.4 million Class B ordinary shares personally owned by Mr. Jinbo Yao, the chief executive officer of the Group. Based on the covenant of the loan agreement, if the aggregate fair value of the pledged shares on any trading date was less than 120% of the outstanding amount of the corresponding loan and accrued interest payable, the Company is required to pledge sufficient amount of cash or the chief executive officer of the Group can pledge additional number of shares to cover the shortfall in the fair value of the pledged shares. The Company used the proceeds from this loan to early repay the RMB1,780,955 (US$275,000) principal and RMB32,789 (US$5,063) accrued interest of the Amended Convertible Note borrowed from Tencent. In 2016, the Company repaid RMB1,138,222 (US$167,500) principal and RMB42,072 (US$6,288) accrued interest payable of the loan borrowed from CMB Bank. On April 21, 2017, the remaining balance of the loan amounted to RMB739,847 (US$107,500) was fully repaid and CMB Bank has agreed to release the shares pledged accordingly.

In September and December 2016, the Company obtained interest-bearing loans amounted to RMB1,072,348 (US$157,500) from CMB Bank, which will be due in September and December 2017, respectively. The new bank borrowings were secured by one-year term deposits amounted to RMB1,148,507 (US$165,563), which was classified as restricted cash in the Company’s consolidated balance sheets. As of December 31, 2016, outstanding short-term bank loans and accrued interest payable due to CMB Bank amounted to RMB1,842,720 (US$265,636).